Shareholders’ equity (Details Narrative) - USD ($)						1 Months Ended	6 Months Ended		12 Months Ended
	Apr. 24, 2026	Mar. 23, 2026	Mar. 21, 2026	Mar. 15, 2024	May 15, 2023	Apr. 30, 2024	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	May 19, 2026	Jan. 31, 2025	Mar. 14, 2024	Feb. 28, 2024	May 12, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Ordinary shares, shares authorized							Unlimited		Unlimited
Ordinary shares, no par value							$ 0
Ordinary shares voting rights							Holders of the Company’s ordinary shares are entitled to one vote for each ordinary share.
Sale price of the ordinary shares							$ 330.00
Advisory services							$ 866,236	$ 971,277
Convertible promissory notes									$ 1,000,000
Warrant to purchase ordinary share, price per share							$ 230.00
Warrants redemption price							$ 0.01
Payment to purchase of ordinary shares							$ 3,750,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period			40,000
Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants outstanding							8,917,250
Warrants term							5 years
Public Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants outstanding							8,625,000
Private Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants outstanding							292,250
Convertible Promissory Notes [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Converted shares									32,555
Executive Settlement Agreement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares issued during period, per share												$ 25.50
Executive Settlement Agreement [Member] | Mr. Chen [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted ordinary shares				8,333
Restricted ordinary shares, value				$ 212,484
Executive Settlement Agreement [Member] | Mr. Sobak [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted ordinary shares				3,753
Restricted ordinary shares, value				$ 95,700
Executive Settlement Agreement [Member] | Mr. Lim [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted ordinary shares				2,683
Restricted ordinary shares, value				$ 68,403
Settlement Agreement [Member] | 8i Enterprises Pte Ltd [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Advisory services				$ 180,000	$ 180,000
Borrowed amount					$ 712,254								$ 712,254	$ 731,373
Total borrowed amount													$ 731,373
Accrued interests					8.00%								8.00%
Convertible note amount					$ 911,373	$ 889,000							$ 911,373
Converted shares						35,000
Share Purchase Agreement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrant to purchase ordinary share, price per share							$ 0.025
Private Placement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Ordinary shares sold							625,000
Sale price of the ordinary shares							$ 6.00
Ordinary shares sold, value							$ 3,750,000
Conversion of Convertible Note [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Ordinary shares											167
Issuance Of Ordinary Shares In Exchange For Crypto Assets [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Ordinary shares										500,000
Issuance Of Ordinary Shares In Exchange For Crypto Assets [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Payment to purchase of ordinary shares	$ 250,000
Issuance Of Ordinary Shares In Exchange For Crypto Assets [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of ordinary shares	500,000
Reverse Stock Split [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Reverse stock split, description		1:20 reverse stock split